Trade receivables and contract assets (Details 4) - Contract assets - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at beginning of period	R$ (673)	R$ (913)
Provision	(534)
Reversal		94
Effect of movements in exchange rates	14	146
Balance at end of period	R$ (1,193)	R$ (673)